Bank loan (Details) - Short-term bank loan ¥ in Thousands, $ in Thousands	Oct. 09, 2015 USD ($)	Aug. 25, 2014 CNY (¥)	Oct. 09, 2015 CNY (¥)
Bank loan
Amount borrowed	$ 9,305	¥ 60,000	¥ 60,000
Term of the loan	1 year	1 year
Monthly fixed interest rate (as a percent)	0.46%	0.60%	0.46%